Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net loss	$ (4,582,000)	$ (3,810,000)	$ (6,613,255)	$ (9,966,337)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	83,000	133,000	244,413	297,820
Depreciation and amortization	258,000	439,000	679,595	974,017
Loss on disposal of fixed assets		77,000	77,491
Non-cash interest expense and amortization of debt discount	39,000
Change in fair value of warrant liability	(595,000)		(354,524)
Impairment of patent asset			53,219
Changes in operating assets and liabilities:
Accounts receivable	8,000	14,000	1,029	(51,263)
Prepaid and other current assets	203,000	67,000	98,878	53,950
Accounts payable	1,292,000	34,000	(105,848)	11,162
Accrued compensation and other accrued liabilities	504,000	17,000	(2,000)	(246,716)
Deferred rent	(26,000)	(77,000)	(156,209)	(138,013)
Deferred revenue	(1,531,000)	(594,000)	(312,500)	2,791,667
Net cash flows used in operating activities	(4,347,000)	(3,700,000)	(6,389,711)	(6,273,713)
Investing Activities
Change in restricted cash	(57,000)
Purchases of property and equipment				(41,365)
Proceeds from sale of fixed assets		98,000	98,000
Net cash flows (used in)/provided by investing activities	(57,000)	98,000	98,000	(41,365)
Financing Activities
Proceeds from issuance of convertible preferred stock, net of issuance costs	3,260,000	4,983,000	4,981,985	5,742,060
Proceeds from issuance of convertible notes and warrants to related parties	1,893,000
Proceeds from exercise of options			25,000
Proceeds from the issuance of common stock upon exercise of stock options	13,000	20,000
Net cash flows provided by financing activities	5,166,000	5,003,000	5,006,985	5,742,060
Net decrease in cash and cash equivalents	762,000	1,401,000	(1,284,726)	(573,018)
Cash and cash equivalents at beginning of period	1,543,705	2,828,431	2,828,431	3,401,449
Cash and equivalents at end of period	$ 2,306,000	$ 4,229,000	$ 1,543,705	$ 2,828,431